UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.  Name and address of issuer:

         Mercury Funds, Inc.
         (Merrill Lynch Pan-European Growth Fund)
         (formerly known as Mercury Pan-European Growth Fund)
         800 Scudders Mill Road
         Plainsboro, NJ  08536

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2.  The name of each series or class of securities for which this Form is filed:

    (If the Form is being filed for all series and classes of
    securities of the issuer, check the box but do not list
    series or classes):                                              [  ]

Merrill Lynch Pan-European Growth Fund series of Mercury Funds, Inc. There are other series of Mercury Funds, Inc. The offering of each series is separately registered under the Securities Act of 1933. Therefore, separate 24f-2 Forms will be filed for each series. This Form is being filed for all classes of shares of the Merrill Lynch Pan-European Growth Fund.

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3.  Investment Company Act File Number:
                                                              811-08797
    Securities Act File Number:
                                                              333-56205

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4(a). Last day of fiscal year for which this Form is filed:
                                                             May 31, 2004

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

          Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.  Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):
                                                                     $15,062,127

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:                        $49,152,038

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending
          no earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:                                $361,363,980

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                             $410,516,018

    (v)   Net sales - if Item 5(i)is greater than
          Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                     $ 0

    (vi)  Redemption credits available for use in
          future years - if Item 5(i) is
          less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                     $395,453,891


    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                                     x  .0001267


   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii)] (enter "0" if no fee is due):                = $ 0


6.  Prepaid Shares

    If the response to Item 5(i) was determined by
    deducting an amount of securities that were registered
    under the Securities Act of 1933 pursuant to rule
    24e-2 as in effect before October 11, 1997, then
    report the amount of securities (number of shares or
    other units) deducted here:                                     0

    If there is a number of shares or other units that
    were registered pursuant to rule 24e-2 remaining
    unsold at the end of the fiscal year for which this
    form is filed that are available for use by the issuer
    in future fiscal years, then state that number here:            0

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7.  Interest due - if this Form is being filed more than
    90 days after the end of the issuer's fiscal year (see
    Instruction D):                                                 + $ 0
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8.  Total of the amount of the registration fee due plus
    any interest due [line 5(viii) plus line 7]:                    = $ 0

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9.  Date the registration fee and any interest payment was
    sent to the Commission's lockbox depository:                    N/A
    Method of Delivery:

              [ ] Wire Transfer

              [ ] Mail or other means

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                        SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                           /s/ Donald C. Burke
                                               ---------------------------------
                                               Donald C. Burke
                                               Vice President and Treasurer

Date: August 24, 2004
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* Please print the name and title of the signing officer below the signature.



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